FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Operating expenses:
Selling and marketing	$ 28,879	$ 18,486	$ 14,005
General and administrative	32,053	23,447	14,756
Total operating expenses	62,535	43,203	29,818
Income from operations	33,364	19,589	14,389
Interest income	93	100	101
Interest expense	(1,331)	(1,106)	(159)
Equity in earnings of subsidiaries and VIE entities	(156)
Income before provision for income taxes and loss from equity method investment	32,183	18,583	14,331
Net income attributable to iKang Healthcare Group, Inc.	21,607	12,111	9,702
PARENT COMPANY
Operating expenses:
Selling and marketing			6
General and administrative	2,457	2,849	668
Total operating expenses	2,457	2,849	674
Income from operations	(2,457)	(2,849)	(674)
Interest income	11
Interest expense	(18)	(169)
Equity in earnings of subsidiaries and VIE entities	24,071	15,129	10,376
Income before provision for income taxes and loss from equity method investment	21,607	12,111	9,702
Net income attributable to iKang Healthcare Group, Inc.	$ 21,607	$ 12,111	$ 9,702